DISCONTINUED OPERATIONS - Balances due from/to related parties (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)
Ms. Zhu [Member]
Noncurrent liabilities
Interest expense	$ 374,273
Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co.,Ltd. [Member]
Noncurrent liabilities
Provision For Doubtful Accounts Due From Related Parties	676,476
Discontinued Operations, Disposed of by Sale [Member]
Current assets
Amount due from related parties	2,378,709
Current liabilities
Amount due to related parties	5,134,709
Noncurrent liabilities
Amount due to related parties	6,892,316
Discontinued Operations, Disposed of by Sale [Member] | Ms. Zhu [Member]
Current liabilities
Amount due to related parties	844,384	[1]
Noncurrent liabilities
Amount due to related parties	5,704,257	[2]
Discontinued Operations, Disposed of by Sale [Member] | Ms Wang [Member]
Current liabilities
Amount due to related parties	395,832	[1]
Discontinued Operations, Disposed of by Sale [Member] | WM Ming Hotel Co., Ltd. [Member]
Current liabilities
Amount due to related parties	945,082	[3]
Discontinued Operations, Disposed of by Sale [Member] | Chung So Si Fong Dessert Limited [Member]
Current liabilities
Amount due to related parties	493,973	[3]
Discontinued Operations, Disposed of by Sale [Member] | Ningbo dongqian lake tourist resort Xiyue leisure tourism Co., Ltd. [Member]
Current liabilities
Amount due to related parties	0	[3]
Discontinued Operations, Disposed of by Sale [Member] | Shanghai MIN Zunshi Trading Co Ltd [Member]
Current liabilities
Amount due to related parties	3,647	[3]
Discontinued Operations, Disposed of by Sale [Member] | Zhejiang Sunward Fishery Restaurant Co., Ltd. [Member]
Current assets
Amount due from related parties	0	[4]
Current liabilities
Amount due to related parties	5,084	[3]
Discontinued Operations, Disposed of by Sale [Member] | Shanghai Congshao Dessert Co., Ltd [Member]
Current assets
Amount due from related parties	812,352	[4]
Discontinued Operations, Disposed of by Sale [Member] | Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co.,Ltd. [Member]
Current assets
Amount due from related parties	0	[4]
Discontinued Operations, Disposed of by Sale [Member] | Shanghai Congshao Restaurant Management Co., Ltd [Member]
Current assets
Amount due from related parties	85,235	[4]
Discontinued Operations, Disposed of by Sale [Member] | Shanghai Zhonghengkuaijian Brand Management Co., Ltd. [Member]
Current assets
Amount due from related parties	195,739	[4]
Discontinued Operations, Disposed of by Sale [Member] | Shenzhen Bangrun Commercial factoring Co., Ltd. [Member]
Current assets
Amount due from related parties	0	[4]
Discontinued Operations, Disposed of by Sale [Member] | Shanghai Zhongxiao Brand Management Co., Ltd. [Member]
Current assets
Amount due from related parties	162,356	[4]
Discontinued Operations, Disposed of by Sale [Member] | Nanjing Xinzijin Sunward Fishery Restaurant Co., Ltd [Member]
Current assets
Amount due from related parties	0	[4]
Discontinued Operations, Disposed of by Sale [Member] | Zhejiang Zhonggangjumei Supply Chain Management Co., Ltd [Member]
Current assets
Amount due from related parties	0	[4]
Discontinued Operations, Disposed of by Sale [Member] | Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd. [Member]
Current assets
Amount due from related parties	6,331	[4]
Discontinued Operations, Disposed of by Sale [Member] | Shanghai Zhongyou Information Technology Co., Ltd. [Member]
Current assets
Amount due from related parties	48,244	[4]
Discontinued Operations, Disposed of by Sale [Member] | Nanjing Yongji Sunward Fishery Restaurant Co., Ltd [Member]
Current assets
Amount due from related parties	35,410	[4]
Discontinued Operations, Disposed of by Sale [Member] | Shanghai Putuo Sunward Fishery Restaurant Co., Ltd [Member]
Current assets
Amount due from related parties	9,722	[4]
Discontinued Operations, Disposed of by Sale [Member] | CCLG [Member]
Current assets
Amount due from related parties	30,573	[4]
Discontinued Operations, Disposed of by Sale [Member] | Tianjin Congshao Restaurant Management Co., Ltd [Member]
Current assets
Amount due from related parties	0	[4]
Current liabilities
Amount due to related parties	118	[3]
Discontinued Operations, Disposed of by Sale [Member] | Ningbo Tianyi Sunward Fishery Restaurant Co., Ltd. [Member]
Current assets
Amount due from related parties	0	[4]
Discontinued Operations, Disposed of by Sale [Member] | Shenzhen Congshao Restaurant Management Co., Ltd [Member]
Current assets
Amount due from related parties	1,636	[4]
Discontinued Operations, Disposed of by Sale [Member] | Wuhan Congshao Restaurant Management Co., Ltd [Member]
Current assets
Amount due from related parties	1,658	[4]
Discontinued Operations, Disposed of by Sale [Member] | Shanghai Zhongmin Investment Development Group Co Ltd [Member]
Current assets
Amount due from related parties	909,025	[5]
Discontinued Operations, Disposed of by Sale [Member] | Ningbo Yinzhou Sunward Logistics Co., Ltd. [Member]
Current assets
Amount due from related parties	80,213	[4]
Current liabilities
Amount due to related parties	0	[3]
Discontinued Operations, Disposed of by Sale [Member] | Shanghai Nuopin Company Management Co Ltd [Member]
Current assets
Amount due from related parties	123
Discontinued Operations, Disposed of by Sale [Member] | Shanghai Shipin Company Management Co Ltd [Member]
Current assets
Amount due from related parties	92
Discontinued Operations, Disposed of by Sale [Member] | Cong Shao Macao Star Dessert Co., Ltd [Member]
Current liabilities
Amount due to related parties	0	[3]
Discontinued Operations, Disposed of by Sale [Member] | Shanghai MIN Hongshi Trading Co., Ltd. [Member]
Current liabilities
Amount due to related parties	1,514,246	[1]
Discontinued Operations, Disposed of by Sale [Member] | Xiao Nan Guo Group Co., Ltd [Member]
Current liabilities
Amount due to related parties	0	[1]
Discontinued Operations, Disposed of by Sale [Member] | Shanghai Xiao Nan Guo Restaurant Co., Ltd.
Current liabilities
Amount due to related parties	436,332	[1]
Discontinued Operations, Disposed of by Sale [Member] | Hong Kong Sunward Fishery Restaurant Management Co., Ltd. [Member]
Current liabilities
Amount due to related parties	88,768	[3]
Discontinued Operations, Disposed of by Sale [Member] | Shanghai Zhongmin Investment Management Co., Ltd [Member]
Current liabilities
Amount due to related parties	407,243	[1]
Discontinued Operations, Disposed of by Sale [Member] | Shanghai Jiangbo Business Consulting Co., Ltd. [Member]
Noncurrent liabilities
Amount due to related parties	1,188,059	[6]
Discontinued Operations, Disposed of by Sale [Member] | Food Supply Chain Entities
Current assets
Amount due from related parties	2,378,709
Current liabilities
Amount due to related parties	5,134,709
Noncurrent liabilities
Amount due to related parties	$ 6,892,316

[1]	The amount represents the payable due to related parties relating to the daily operations.
[2]	The amount represents the balance due to related parties relating to the loan borrowed from Ms. Zhu and maturity date on December 31, 2020. For the year ended December 31, 2018, interest expense incurred on loan from Ms. Zhu was $374,273.
[3]	The amounts represent the payables due to related parties relating to online direct sales and online platform services.
[4]	The amounts represent the receivables due from related parties relating to the online direct sales and online platform services.
[5]	The amount represents the payable due from related parties relating to the daily operations.
[6]	The amount represents the balance due to related parties relating to the loan borrowed from Shanghai Jiangbo Business Consulting Co., Ltd. and maturity date on December 31, 2020.